Summary of Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Summary of material accounting policies [line items]
Land leases term	40 years
Bottom of range [member]
Summary of material accounting policies [line items]
Lease contracts term	2 years
Top of range [member]
Summary of material accounting policies [line items]
Lease contracts term	5 years
Process testing facility equipment [member]
Summary of material accounting policies [line items]
Property, plant and equipment, depreciation method	straight-line basis
Property plant and equipment, estimated useful life	10 years
Office equipment [member]
Summary of material accounting policies [line items]
Property, plant and equipment, depreciation method	declining balance method
Property plant and equipment annual depreciation rate	20.00%